Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Shares (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Calculation of Basic and Diluted Shares [Abstract]
Net income attributable to common shareholders	$ 725,934	$ 1,037,826
Weighted-average shares used in computing basic earnings per share	12,500,000	12,500,000
Weighted-average shares used in computing diluted earnings per share	12,500,000	12,500,000
Basic earnings per share	$ 0.06	$ 0.08
Diluted earnings per share	$ 0.06	$ 0.08